Related Party Transactions - Additional Information (Details)	Jun. 30, 2026
Ultranav International ApS | Navigator Holdings Ltd.
Related Party Transaction [Line Items]
Shareholder percentage	34.50%
BW Group | BW Group
Related Party Transaction [Line Items]
Shareholder percentage	9.90%